Collaboration Agreements - Additional Information (Details)					12 Months Ended
	Apr. 03, 2014	Dec. 14, 2011 USD ($) Serotype	Aug. 18, 2009 USD ($)	Mar. 12, 2009 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 Dose	Dec. 31, 2012 USD ($)	Nov. 30, 2020 Agreement	Sep. 30, 2020 Agreement Dose	Dec. 31, 2016 USD ($)
Accrued royalties, current					$ 0		$ 0	$ 9,000
Milestone fee recorded research and development expenses					35,000	€ 30,000		611,000	€ 500,000
Payments to acquire productive assets					0		0	0
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement
Term of Collaboration Agreement				8 years
Collaborative arrangements and noncollaborative arrangement payment for transfer of additional serotypes and related technology		$ 300,000
Number of additional serotypes signed for transfer | Serotype		6
Collaborative arrangements and noncollaborative arrangement milestone payments incurred																$ 1,200,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for agreement before amendment																$ 1,000,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for amended agreement										$ 200,000
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Maximum [Member]
Collaborative arrangements and noncollaborative arrangement milestone payments				$ 3,000,000
Royalty payment on net sales				10.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Minimum [Member]
Royalty payment on net sales				6.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement Third Amendment
Collaborative arrangements and noncollaborative arrangement milestone payments incurred					0		0	0
National Institute of Health | Patent License Agreement
Term of Collaboration Agreement			8 years
Collaborative arrangements and noncollaborative arrangement license issue royalty			$ 80,000
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of each benchmark								330,000
Royalty expense					$ 1,000		1,000	16,000
National Institute of Health | Patent License Agreement | Maximum [Member]
Royalty payment on net sales			4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Royalty payment on net sales			1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty			$ 8,000
Medimmune LLC | H5N1 Licenses
Collaborative arrangements and noncollaborative arrangement milestone payments incurred								$ 9,900,000
Collaborative arrangements and noncollaborative arrangement licenses fees and royalties paid													$ 3,400,000
Number of doses of vaccines from Chinese government | Dose												3,000,000
Institute for Translational Vaccinology
Term of Collaboration Agreement	50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €											€ 1,500,000
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments										$ 2,406,000
Expense incurred or paid							$ 0
PT Bio Farma | Supply, Local Production and Technology Licensing
Number of collaboration agreement signed | Agreement															2
Minimum number of doses of vaccine produced by agreed party | Dose															140,000,000
KEYMEN | Supply, Local Production and Technology and Know-how Licensing
Number of collaboration agreement signed | Agreement														2